Financial risk management objectives and policies - Market risk (Details) $ in Millions	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of financial instruments by interest rate
Borrowings	$ 18,227	$ 19,113	$ 17,807
Total financial liabilities	18,227	19,113	17,807
Cash and cash equivalents	5,369	4,831	3,324
Fixed deposits	38	40	80
Instruments in a fair value hedge relationship
Disclosure of financial instruments by interest rate
Total financial liabilities	$ 339	$ 346	$ 900
7% Guaranteed debentures
Disclosure of financial instruments by interest rate
Interest rate on borrowings	7.00%	7.00%	7.00%
1.75% Callable bond
Disclosure of financial instruments by interest rate
Interest rate on borrowings			1.75%
Interest rate swaps
Disclosure of financial instruments by interest rate
Notional amount	$ 288
Current financial liabilities	$ 2,010	$ 1,754	$ 2,247
Number of contracts | item	0
Non-current financial liabilities	$ 16,217	17,359	15,560
Total financial liabilities	18,227	19,113	17,807
Cash and cash equivalents	5,369	4,831	3,324
Fixed deposits	38	40	80
Total financial assets	5,407	4,871	3,404
Current and non-current asset investments and other financial assets.	6,765	6,195	6,366
Current and non-current asset investments and other financial assets on which no interest is received	6,654
Interest rate swaps | Fixed rate
Disclosure of financial instruments by interest rate
Current financial liabilities	1,785	999	404
Non-current financial liabilities	14,893	16,038	14,608
Total financial liabilities	16,678	17,037	15,012
Fixed deposits		40
Total financial assets	38	40
Interest rate swaps | Floating rate
Disclosure of financial instruments by interest rate
Current financial liabilities	225	755	1,843
Non-current financial liabilities	1,324	1,321	952
Total financial liabilities	1,549	2,076	2,795
Cash and cash equivalents	5,369	4,831	3,324
Fixed deposits	38		80
Total financial assets	5,369	4,831	3,404
Current and non-current asset investments and other financial assets on which interest is received	111	$ 0	$ 0
Interest rate swaps | Instruments at fair value through profit or loss
Disclosure of financial instruments by interest rate
Notional amount	$ 288
Interest rate swaps | 7% Guaranteed debentures | Floating rate
Disclosure of financial instruments by interest rate
Interest rate on borrowings	7.00%